Net income (loss) per share (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit loss	$ 2,989,046	$ (2,875,061)	$ (64,148,145)
Profit loss	$ (2,989,046)	$ 2,875,061	$ 64,148,145
Weighted average number of ordinary shares outstanding (in shares)	137,301,467	137,221,408	137,221,408
weighted average number of common shares outstanding diluted	137,798,295
Number of shares issued stock options	496,828